Equity Based Compensation (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	7 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Oct. 31, 2012 Stock options	Dec. 31, 2012 Stock options Minimum	Dec. 31, 2012 Stock options Maximum
Equity based compensation
Strike price (in dollars per share)										$ 3.69
Strike price before revision (in dollars per share)								$ 6.88
Term of awards												10 years
Compensation charge	$ 1,062,000	$ 1,062,000	$ 4,098,000	$ 3,186,000	$ 3,186,000	$ 4,248,000	$ 4,100,000	$ 4,200,000
Weighted average fair value of the options granted (in dollars per share)								$ 0.96	$ 1.68
Total intrinsic value of awards exercised								2,500,000
Number of shares available to be issued								617,334
Unrecognized compensation expense								$ 12,000,000
Fair value assumptions
Volatility (as a percent)								30.00%	30.00%
Risk free rate, minimum (as a percent)								0.20%
Risk free rate, maximum (as a percent)								0.82%
Risk free rate (as a percent)									0.50%
Expected dividend yield (as a percent)								0.00%	0.00%
Term									4 years 7 months 6 days		2 years	5 years